Noncontrolling Interests (OP Units) (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interests [Abstract]
Noncontrolling interests held by third party		$ 11.7	$ 9.2
Ownership interest in operating partnership		90.40%	90.00%
OP units issued in connection with property acquisition	1.0
OP Units redeemed		1.0	2.4
Operating partnership price per share issued in connection with property acquisition	$ 5.20
Cash paid for redemption of partnership units		0.3	1.0
Common stock issued on redemption of OP Units		0.9	2.2
Operating Partnership Units Outstanding		25.1	25.0
Redemption value of OP units		$ 128.5	$ 132.9